Equity - Dividends (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended		12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends paid	R$ 10,373	R$ 9,307	R$ 9,307		R$ 39,949	R$ 50,322
Banco Inter
Dividends
Dividends paid	R$ 3,122			R$ 7,251	R$ 39,949	R$ 51,252
Inter Digital Corretora e Consultoria de Seguros Ltda.
Dividends
Dividends paid				R$ 35,647